Derivative Financial Instruments (Maximum Potential Amount of Future Payments for Credit Protection Written by Expiration Period) (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2018	Mar. 31, 2017
Credit Derivatives [Line Items]
Maximum payout/Notional amount	¥ 1,302	¥ 1,844
One year or less
Credit Derivatives [Line Items]
Maximum payout/Notional amount	329	507
After one year through five years
Credit Derivatives [Line Items]
Maximum payout/Notional amount	831	1,020
After five years
Credit Derivatives [Line Items]
Maximum payout/Notional amount	¥ 142	¥ 317